STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2017	$ 673	$ 349,250	$ (116,442)	$ (443)	$ 82,318	$ 315,356
Balance, shares at Dec. 31, 2017	44,133,954
Cumulative-effect adjustment from adoption of ASC 606					7,502	7,502
Repurchase of ordinary shares			(4,275)			(4,275)
Repurchase of ordinary shares, shares	(194,704)
Issuance of shares upon exercise of stock options and vesting of restricted shares units	$ 20	21,783				21,803
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	2,408,153
Stock based compensation		12,503				12,503
Other comprehensive income (loss), net of tax				(667)		(667)
Net income					11,735	11,735
Balance at Dec. 31, 2018	$ 693	383,536	(120,717)	(1,110)	101,555	363,957
Balance, shares at Dec. 31, 2018	46,347,403
Repurchase of ordinary shares			(24,509)			(24,509)
Repurchase of ordinary shares, shares	(998,399)
Issuance of shares upon exercise of stock options and vesting of restricted shares units	$ 17	17,981				17,998
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	1,638,753
Stock based compensation		13,064				13,064
Other comprehensive income (loss), net of tax				2,255		2,255
Net income					22,566	22,566
Balance at Dec. 31, 2019	$ 710	414,581	(145,226)	1,145	124,121	$ 395,331
Balance, shares at Dec. 31, 2019	46,987,757					46,987,757
Repurchase of ordinary shares			(45,326)			$ (45,326)
Repurchase of ordinary shares, shares	(1,953,960)
Issuance of shares upon exercise of stock options and vesting of restricted shares units	$ 11	11,892				11,903
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	1,353,092
Stock based compensation		16,545				16,545
Other comprehensive income (loss), net of tax				372		372
Net income					9,636	9,636
Balance at Dec. 31, 2020	$ 721	$ 443,018	$ (190,552)	$ 1,517	$ 133,757	$ 388,461
Balance, shares at Dec. 31, 2020	46,386,889					46,386,889